Summary of Significant Accounting Policies (Details) - Schedule of Noncontrolling Interest - USD ($)	Mar. 31, 2024	Mar. 31, 2023
We Healthy [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Noncontrolling Interest [Line Items]
We Healthy	$ 56,810	$ 114,212